Columbia Variable Portfolio – Large Cap Index Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.1%
Issuer	Shares	Value ($)
Communication Services 8.9%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	326,998	5,755,165
Verizon Communications, Inc.	192,278	8,067,985
Total		13,823,150
Entertainment 1.3%
Electronic Arts, Inc.	11,127	1,476,219
Live Nation Entertainment, Inc.(a)	6,489	686,342
Netflix, Inc.(a)	19,792	12,020,275
Take-Two Interactive Software, Inc.(a)	7,252	1,076,850
Walt Disney Co. (The)	83,890	10,264,780
Warner Bros Discovery, Inc.(a)	101,488	885,990
Total		26,410,456
Interactive Media & Services 6.1%
Alphabet, Inc., Class A(a)	269,510	40,677,144
Alphabet, Inc., Class C(a)	225,641	34,356,099
Match Group, Inc.(a)	12,431	450,997
Meta Platforms, Inc., Class A	100,617	48,857,603
Total		124,341,843
Media 0.6%
Charter Communications, Inc., Class A(a)	4,516	1,312,485
Comcast Corp., Class A	181,217	7,855,757
Fox Corp., Class A	10,945	342,250
Fox Corp., Class B	6,033	172,664
Interpublic Group of Companies, Inc. (The)	17,516	571,547
News Corp., Class A	17,379	454,982
News Corp., Class B	5,244	141,903
Omnicom Group, Inc.	9,055	876,162
Paramount Global, Class B	22,065	259,705
Total		11,987,455
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.	23,883	3,898,183
Total Communication Services		180,461,087
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 10.3%
Automobile Components 0.1%
Aptiv PLC(a)	12,761	1,016,413
BorgWarner, Inc.	10,509	365,083
Total		1,381,496
Automobiles 1.3%
Ford Motor Co.	178,490	2,370,347
General Motors Co.	52,797	2,394,344
Tesla, Inc.(a)	126,718	22,275,758
Total		27,040,449
Broadline Retail 3.8%
Amazon.com, Inc.(a)	418,050	75,407,859
eBay, Inc.	23,736	1,252,786
Etsy, Inc.(a)	5,476	376,311
Total		77,036,956
Distributors 0.1%
Genuine Parts Co.	6,412	993,411
LKQ Corp.	12,238	653,632
Pool Corp.	1,769	713,791
Total		2,360,834
Hotels, Restaurants & Leisure 2.0%
Airbnb, Inc., Class A(a)	19,920	3,286,003
Booking Holdings, Inc.	1,596	5,790,096
Caesars Entertainment, Inc.(a)	9,865	431,495
Carnival Corp.(a)	46,077	752,898
Chipotle Mexican Grill, Inc.(a)	1,254	3,645,090
Darden Restaurants, Inc.	5,461	912,806
Domino’s Pizza, Inc.	1,595	792,524
Expedia Group, Inc.(a)	5,980	823,745
Hilton Worldwide Holdings, Inc.	11,532	2,459,891
Las Vegas Sands Corp.	16,888	873,110
Marriott International, Inc., Class A	11,283	2,846,814
McDonald’s Corp.	33,173	9,353,127
MGM Resorts International(a)	12,498	590,031
Norwegian Cruise Line Holdings Ltd.(a)	19,456	407,214
Royal Caribbean Cruises Ltd.(a)	10,789	1,499,779

Columbia Variable Portfolio – Large Cap Index Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Starbucks Corp.	51,780	4,732,174
Wynn Resorts Ltd.	4,358	445,518
Yum! Brands, Inc.	12,851	1,781,791
Total		41,424,106
Household Durables 0.4%
D.R. Horton, Inc.	13,658	2,247,424
Garmin Ltd.	7,000	1,042,090
Lennar Corp., Class A	11,304	1,944,062
Mohawk Industries, Inc.(a)	2,417	316,361
NVR, Inc.(a)	146	1,182,594
PulteGroup, Inc.	9,701	1,170,135
Total		7,902,666
Leisure Products 0.0%
Hasbro, Inc.	5,965	337,142
Specialty Retail 2.1%
AutoZone, Inc.(a)	791	2,492,955
Bath & Body Works, Inc.	10,333	516,857
Best Buy Co., Inc.	8,767	719,157
CarMax, Inc.(a)	7,222	629,108
Home Depot, Inc. (The)	45,517	17,460,321
Lowe’s Companies, Inc.	26,302	6,699,908
O’Reilly Automotive, Inc.(a)	2,702	3,050,234
Ross Stores, Inc.	15,397	2,259,664
TJX Companies, Inc. (The)	52,122	5,286,213
Tractor Supply Co.	4,944	1,293,944
Ulta Beauty, Inc.(a)	2,221	1,161,317
Total		41,569,678
Textiles, Apparel & Luxury Goods 0.5%
Deckers Outdoor Corp.(a)	1,174	1,105,039
lululemon athletica, Inc.(a)	5,252	2,051,694
NIKE, Inc., Class B	55,669	5,231,773
Ralph Lauren Corp.	1,786	335,339
Tapestry, Inc.	10,490	498,065
VF Corp.	15,115	231,864
Total		9,453,774
Total Consumer Discretionary		208,507,101
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 5.9%
Beverages 1.4%
Brown-Forman Corp., Class B	8,270	426,897
Coca-Cola Co. (The)	177,954	10,887,226
Constellation Brands, Inc., Class A	7,357	1,999,338
Keurig Dr. Pepper, Inc.	47,632	1,460,873
Molson Coors Beverage Co., Class B	8,468	569,473
Monster Beverage Corp.(a)	33,784	2,002,716
PepsiCo, Inc.	62,858	11,000,779
Total		28,347,302
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	20,293	14,867,261
Dollar General Corp.	10,038	1,566,530
Dollar Tree, Inc.(a)	9,466	1,260,398
Kroger Co. (The)	30,270	1,729,325
Sysco Corp.	22,768	1,848,306
Target Corp.	21,114	3,741,612
Walgreens Boots Alliance, Inc.	32,735	710,022
Walmart, Inc.	195,771	11,779,541
Total		37,502,995
Food Products 0.8%
Archer-Daniels-Midland Co.	24,394	1,532,187
Bunge Global SA	6,645	681,245
Campbell Soup Co.	8,998	399,961
ConAgra Foods, Inc.	21,861	647,960
General Mills, Inc.	25,972	1,817,261
Hershey Co. (The)	6,855	1,333,298
Hormel Foods Corp.	13,255	462,467
JM Smucker Co. (The)	4,854	610,973
Kellanova	12,062	691,032
Kraft Heinz Co. (The)	36,461	1,345,411
Lamb Weston Holdings, Inc.	6,603	703,418
McCormick & Co., Inc.	11,499	883,238
Mondelez International, Inc., Class A	61,580	4,310,600
Tyson Foods, Inc., Class A	13,095	769,069
Total		16,188,120
Columbia Variable Portfolio – Large Cap Index Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.2%
Church & Dwight Co., Inc.	11,268	1,175,365
Clorox Co. (The)	5,676	869,052
Colgate-Palmolive Co.	37,656	3,390,923
Kimberly-Clark Corp.	15,407	1,992,896
Procter & Gamble Co. (The)	107,613	17,460,209
Total		24,888,445
Personal Care Products 0.2%
Estee Lauder Companies, Inc. (The), Class A	10,653	1,642,160
Kenvue, Inc.	78,822	1,691,520
Total		3,333,680
Tobacco 0.5%
Altria Group, Inc.	80,650	3,517,953
Philip Morris International, Inc.	71,000	6,505,020
Total		10,022,973
Total Consumer Staples		120,283,515
Energy 3.9%
Energy Equipment & Services 0.3%
Baker Hughes Co.	45,774	1,533,429
Halliburton Co.	40,708	1,604,709
Schlumberger NV	65,280	3,577,997
Total		6,716,135
Oil, Gas & Consumable Fuels 3.6%
APA Corp.	16,518	567,889
Chevron Corp.	79,323	12,512,410
ConocoPhillips Co.	53,879	6,857,719
Coterra Energy, Inc.	34,401	959,100
Devon Energy Corp.	29,302	1,470,374
Diamondback Energy, Inc.	8,186	1,622,220
EOG Resources, Inc.	26,670	3,409,493
EQT Corp.	18,812	697,361
Exxon Mobil Corp.	181,610	21,110,346
Hess Corp.	12,589	1,921,585
Kinder Morgan, Inc.	88,441	1,622,008
Marathon Oil Corp.	26,766	758,548
Marathon Petroleum Corp.	16,830	3,391,245
Occidental Petroleum Corp.	30,101	1,956,264
ONEOK, Inc.	26,642	2,135,889
Common Stocks (continued)
Issuer	Shares	Value ($)
Phillips 66	19,666	3,212,245
Pioneer Natural Resources Co.	10,685	2,804,813
Targa Resources Corp.	10,198	1,142,074
Valero Energy Corp.	15,570	2,657,643
Williams Companies, Inc. (The)	55,635	2,168,096
Total		72,977,322
Total Energy		79,693,457
Financials 13.0%
Banks 3.3%
Bank of America Corp.	314,876	11,940,098
Citigroup, Inc.	87,036	5,504,157
Citizens Financial Group, Inc.	21,322	773,775
Comerica, Inc.	6,032	331,700
Fifth Third Bancorp	31,151	1,159,129
Huntington Bancshares, Inc.	66,237	924,006
JPMorgan Chase & Co.	132,217	26,483,065
KeyCorp	42,833	677,190
M&T Bank Corp.	7,599	1,105,198
PNC Financial Services Group, Inc. (The)	18,203	2,941,605
Regions Financial Corp.	42,258	889,108
Truist Financial Corp.	60,997	2,377,663
U.S. Bancorp	71,208	3,182,998
Wells Fargo & Co.	164,590	9,539,636
Total		67,829,328
Capital Markets 2.8%
Ameriprise Financial, Inc.(b)	4,583	2,009,370
Bank of New York Mellon Corp. (The)	34,728	2,001,027
BlackRock, Inc.	6,395	5,331,511
Blackstone, Inc.	32,899	4,321,942
Cboe Global Markets, Inc.	4,827	886,865
Charles Schwab Corp. (The)	68,062	4,923,605
CME Group, Inc.	16,464	3,544,535
FactSet Research Systems, Inc.	1,742	791,547
Franklin Resources, Inc.	13,727	385,866
Goldman Sachs Group, Inc. (The)	14,914	6,229,429
Intercontinental Exchange, Inc.	26,188	3,599,017
Invesco Ltd.	20,557	341,041
MarketAxess Holdings, Inc.	1,734	380,179
Moody’s Corp.	7,198	2,829,030

Columbia Variable Portfolio – Large Cap Index Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Morgan Stanley	57,295	5,394,897
MSCI, Inc.	3,617	2,027,148
Nasdaq, Inc.	17,377	1,096,489
Northern Trust Corp.	9,381	834,158
Raymond James Financial, Inc.	8,604	1,104,926
S&P Global, Inc.	14,694	6,251,562
State Street Corp.	13,809	1,067,712
T. Rowe Price Group, Inc.	10,240	1,248,461
Total		56,600,317
Consumer Finance 0.5%
American Express Co.	26,153	5,954,777
Capital One Financial Corp.	17,397	2,590,239
Discover Financial Services	11,436	1,499,145
Synchrony Financial	18,607	802,334
Total		10,846,495
Financial Services 4.2%
Berkshire Hathaway, Inc., Class B(a)	83,210	34,991,469
Corpay, Inc.(a)	3,302	1,018,799
Fidelity National Information Services, Inc.	27,097	2,010,056
Fiserv, Inc.(a)	27,449	4,386,899
Global Payments, Inc.	11,909	1,591,757
Jack Henry & Associates, Inc.	3,333	579,042
MasterCard, Inc., Class A	37,732	18,170,599
PayPal Holdings, Inc.(a)	49,015	3,283,515
Visa, Inc., Class A	72,332	20,186,415
Total		86,218,551
Insurance 2.2%
Aflac, Inc.	24,075	2,067,079
Allstate Corp. (The)	12,005	2,076,985
American International Group, Inc.	32,107	2,509,804
Aon PLC, Class A	9,157	3,055,874
Arch Capital Group Ltd.(a)	16,968	1,568,522
Arthur J Gallagher & Co.	9,915	2,479,147
Assurant, Inc.	2,375	447,070
Brown & Brown, Inc.	10,803	945,695
Chubb Ltd.	18,535	4,802,974
Cincinnati Financial Corp.	7,180	891,541
Everest Group Ltd.	1,985	789,037
Common Stocks (continued)
Issuer	Shares	Value ($)
Globe Life, Inc.	3,917	455,821
Hartford Financial Services Group, Inc. (The)	13,652	1,406,839
Loews Corp.	8,333	652,391
Marsh & McLennan Companies, Inc.	22,501	4,634,756
MetLife, Inc.	28,075	2,080,638
Principal Financial Group, Inc.	10,031	865,776
Progressive Corp. (The)	26,768	5,536,158
Prudential Financial, Inc.	16,510	1,938,274
Travelers Companies, Inc. (The)	10,436	2,401,741
Willis Towers Watson PLC	4,689	1,289,475
WR Berkley Corp.	9,269	819,750
Total		43,715,347
Total Financials		265,210,038
Health Care 12.3%
Biotechnology 1.9%
AbbVie, Inc.	80,745	14,703,664
Amgen, Inc.	24,468	6,956,742
Biogen, Inc.(a)	6,627	1,428,980
Gilead Sciences, Inc.	56,985	4,174,151
Incyte Corp.(a)	8,507	484,644
Moderna, Inc.(a)	15,171	1,616,622
Regeneron Pharmaceuticals, Inc.(a)	4,832	4,650,752
Vertex Pharmaceuticals, Inc.(a)	11,786	4,926,666
Total		38,942,221
Health Care Equipment & Supplies 2.6%
Abbott Laboratories	79,397	9,024,263
Align Technology, Inc.(a)	3,258	1,068,363
Baxter International, Inc.	23,225	992,636
Becton Dickinson & Co.	13,213	3,269,557
Boston Scientific Corp.(a)	67,000	4,588,830
Cooper Cos, Inc. (The)	9,089	922,170
Dentsply Sirona, Inc.	9,689	321,578
DexCom, Inc.(a)	17,631	2,445,420
Edwards Lifesciences Corp.(a)	27,738	2,650,643
GE HealthCare Technologies, Inc.	19,368	1,760,745
Hologic, Inc.(a)	10,735	836,901
IDEXX Laboratories, Inc.(a)	3,798	2,050,654
Insulet Corp.(a)	3,194	547,452
Intuitive Surgical, Inc.(a)	16,113	6,430,537
Columbia Variable Portfolio – Large Cap Index Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Medtronic PLC	60,810	5,299,591
ResMed, Inc.	6,727	1,332,148
STERIS PLC	4,519	1,015,962
Stryker Corp.	15,465	5,534,459
Teleflex, Inc.	2,149	486,039
Zimmer Biomet Holdings, Inc.	9,558	1,261,465
Total		51,839,413
Health Care Providers & Services 2.6%
Cardinal Health, Inc.	11,124	1,244,776
Cencora, Inc.	7,572	1,839,920
Centene Corp.(a)	24,444	1,918,365
Cigna Group (The)	13,377	4,858,393
CVS Health Corp.	57,554	4,590,507
DaVita, Inc.(a)	2,464	340,155
Elevance Health, Inc.	10,746	5,572,231
HCA Healthcare, Inc.	9,058	3,021,115
Henry Schein, Inc.(a)	5,943	448,815
Humana, Inc.	5,590	1,938,165
Laboratory Corp. of America Holdings	3,883	848,280
McKesson Corp.	6,010	3,226,469
Molina Healthcare, Inc.(a)	2,653	1,089,932
Quest Diagnostics, Inc.	5,076	675,666
UnitedHealth Group, Inc.	42,301	20,926,305
Universal Health Services, Inc., Class B	2,790	509,063
Total		53,048,157
Life Sciences Tools & Services 1.4%
Agilent Technologies, Inc.	13,402	1,950,125
Bio-Rad Laboratories, Inc., Class A(a)	957	330,997
Bio-Techne Corp.	7,189	506,034
Charles River Laboratories International, Inc.(a)	2,346	635,649
Danaher Corp.	30,077	7,510,828
Illumina, Inc.(a)	7,263	997,355
IQVIA Holdings, Inc.(a)	8,346	2,110,620
Mettler-Toledo International, Inc.(a)	982	1,307,327
Revvity, Inc.	5,644	592,620
Thermo Fisher Scientific, Inc.	17,670	10,269,981
Waters Corp.(a)	2,704	930,798
West Pharmaceutical Services, Inc.	3,384	1,339,082
Total		28,481,416
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.8%
Bristol-Myers Squibb Co.	93,058	5,046,535
Catalent, Inc.(a)	8,266	466,616
Eli Lilly & Co.	36,469	28,371,423
Johnson & Johnson	110,094	17,415,770
Merck & Co., Inc.	115,891	15,291,818
Pfizer, Inc.	258,233	7,165,966
Viatris, Inc.	54,866	655,100
Zoetis, Inc.	20,997	3,552,902
Total		77,966,130
Total Health Care		250,277,337
Industrials 8.7%
Aerospace & Defense 1.5%
Axon Enterprise, Inc.(a)	3,221	1,007,786
Boeing Co. (The)(a)	26,230	5,062,128
General Dynamics Corp.	10,383	2,933,094
Howmet Aerospace, Inc.	17,889	1,224,144
Huntington Ingalls Industries, Inc.	1,811	527,852
L3Harris Technologies, Inc.	8,668	1,847,151
Lockheed Martin Corp.	9,836	4,474,101
Northrop Grumman Corp.	6,450	3,087,357
RTX Corp.	60,681	5,918,218
Textron, Inc.	8,964	859,917
TransDigm Group, Inc.	2,543	3,131,959
Total		30,073,707
Air Freight & Logistics 0.4%
CH Robinson Worldwide, Inc.	5,335	406,207
Expeditors International of Washington, Inc.	6,649	808,319
FedEx Corp.	10,514	3,046,326
United Parcel Service, Inc., Class B	33,077	4,916,235
Total		9,177,087
Building Products 0.5%
Allegion PLC	4,015	540,861
AO Smith Corp.	5,617	502,497
Builders FirstSource, Inc.(a)	5,641	1,176,430
Carrier Global Corp.	38,210	2,221,147
Johnson Controls International PLC	31,168	2,035,894

Columbia Variable Portfolio – Large Cap Index Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Masco Corp.	10,051	792,823
Trane Technologies PLC	10,407	3,124,181
Total		10,393,833
Commercial Services & Supplies 0.6%
Cintas Corp.	3,941	2,707,585
Copart, Inc.(a)	39,963	2,314,657
Republic Services, Inc.	9,353	1,790,538
Rollins, Inc.	12,839	594,061
Veralto Corp.	10,029	889,171
Waste Management, Inc.	16,763	3,573,034
Total		11,869,046
Construction & Engineering 0.1%
Quanta Services, Inc.	6,644	1,726,111
Electrical Equipment 0.6%
AMETEK, Inc.	10,555	1,930,510
Eaton Corp. PLC	18,262	5,710,162
Emerson Electric Co.	26,146	2,965,479
Generac Holdings, Inc.(a)	2,810	354,453
Hubbell, Inc.	2,453	1,018,118
Rockwell Automation, Inc.	5,241	1,526,861
Total		13,505,583
Ground Transportation 1.1%
CSX Corp.	90,376	3,350,238
JB Hunt Transport Services, Inc.	3,729	743,003
Norfolk Southern Corp.	10,330	2,632,807
Old Dominion Freight Line, Inc.	8,184	1,794,833
Uber Technologies, Inc.(a)	94,114	7,245,837
Union Pacific Corp.	27,888	6,858,496
Total		22,625,214
Industrial Conglomerates 0.9%
3M Co.	25,277	2,681,131
General Electric Co.	49,774	8,736,830
Honeywell International, Inc.	30,150	6,188,288
Total		17,606,249
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.8%
Caterpillar, Inc.	23,282	8,531,223
Cummins, Inc.	6,233	1,836,553
Deere & Co.	11,909	4,891,503
Dover Corp.	6,398	1,133,662
Fortive Corp.	16,039	1,379,675
IDEX Corp.	3,459	844,065
Illinois Tool Works, Inc.	12,435	3,336,684
Ingersoll Rand, Inc.	18,513	1,757,809
Nordson Corp.	2,482	681,408
Otis Worldwide Corp.	18,543	1,840,764
PACCAR, Inc.	23,922	2,963,697
Parker-Hannifin Corp.	5,873	3,264,155
Pentair PLC	7,560	645,926
Snap-On, Inc.	2,414	715,075
Stanley Black & Decker, Inc.	7,012	686,685
Westinghouse Air Brake Technologies Corp.	8,194	1,193,702
Xylem, Inc.	11,025	1,424,871
Total		37,127,457
Passenger Airlines 0.2%
American Airlines Group, Inc.(a)	29,923	459,318
Delta Air Lines, Inc.	29,286	1,401,921
Southwest Airlines Co.	27,288	796,536
United Airlines Holdings, Inc.(a)	15,002	718,296
Total		3,376,071
Professional Services 0.7%
Automatic Data Processing, Inc.	18,787	4,691,865
Broadridge Financial Solutions, Inc.	5,386	1,103,376
Dayforce, Inc.(a)	7,140	472,739
Equifax, Inc.	5,639	1,508,545
Jacobs Solutions, Inc.	5,747	883,486
Leidos Holdings, Inc.	6,289	824,425
Paychex, Inc.	14,646	1,798,529
Paycom Software, Inc.	2,197	437,225
Robert Half, Inc.	4,763	377,611
Verisk Analytics, Inc.	6,631	1,563,126
Total		13,660,927
Columbia Variable Portfolio – Large Cap Index Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.3%
Fastenal Co.	26,171	2,018,831
United Rentals, Inc.	3,073	2,215,971
W.W. Grainger, Inc.	2,020	2,054,946
Total		6,289,748
Total Industrials		177,431,033
Information Technology 29.3%
Communications Equipment 0.8%
Arista Networks, Inc.(a)	11,525	3,342,020
Cisco Systems, Inc.	185,839	9,275,224
F5, Inc.(a)	2,689	509,808
Juniper Networks, Inc.	14,722	545,597
Motorola Solutions, Inc.	7,590	2,694,298
Total		16,366,947
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	27,434	3,164,512
CDW Corp.	6,127	1,567,164
Corning, Inc.	35,117	1,157,456
Jabil, Inc.	5,833	781,330
Keysight Technologies, Inc.(a)	7,988	1,249,163
TE Connectivity Ltd.	14,123	2,051,224
Teledyne Technologies, Inc.(a)	2,158	926,473
Trimble Navigation Ltd.(a)	11,377	732,224
Zebra Technologies Corp., Class A(a)	2,349	708,083
Total		12,337,629
IT Services 1.1%
Accenture PLC, Class A	28,675	9,939,042
Akamai Technologies, Inc.(a)	6,898	750,226
Cognizant Technology Solutions Corp., Class A	22,776	1,669,253
EPAM Systems, Inc.(a)	2,639	728,786
Gartner, Inc.(a)	3,565	1,699,329
International Business Machines Corp.	41,847	7,991,103
VeriSign, Inc.(a)	4,031	763,915
Total		23,541,654
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 10.2%
Advanced Micro Devices, Inc.(a)	73,896	13,337,489
Analog Devices, Inc.	22,677	4,485,284
Applied Materials, Inc.	38,054	7,847,876
Broadcom, Inc.	20,125	26,673,876
Enphase Energy, Inc.(a)	6,209	751,165
First Solar, Inc.(a)	4,886	824,757
Intel Corp.	193,363	8,540,844
KLA Corp.	6,185	4,320,655
Lam Research Corp.	5,996	5,825,534
Microchip Technology, Inc.	24,714	2,217,093
Micron Technology, Inc.	50,486	5,951,795
Monolithic Power Systems, Inc.	2,197	1,488,292
NVIDIA Corp.	112,963	102,068,848
NXP Semiconductors NV	11,789	2,920,960
ON Semiconductor Corp.(a)	19,543	1,437,388
Qorvo, Inc.(a)	4,416	507,089
QUALCOMM, Inc.	51,039	8,640,903
Skyworks Solutions, Inc.	7,328	793,769
Teradyne, Inc.	6,992	788,907
Texas Instruments, Inc.	41,585	7,244,523
Total		206,667,047
Software 10.6%
Adobe, Inc.(a)	20,672	10,431,091
ANSYS, Inc.(a)	3,975	1,379,961
Autodesk, Inc.(a)	9,783	2,547,689
Cadence Design Systems, Inc.(a)	12,442	3,872,946
Fair Isaac Corp.(a)	1,137	1,420,807
Fortinet, Inc.(a)	29,149	1,991,168
Gen Digital, Inc.	25,633	574,179
Intuit, Inc.	12,803	8,321,950
Microsoft Corp.	339,824	142,970,753
Oracle Corp.	72,917	9,159,104
Palo Alto Networks, Inc.(a)	14,420	4,097,155
PTC, Inc.(a)	5,468	1,033,124
Roper Technologies, Inc.	4,885	2,739,703
Salesforce, Inc.	44,271	13,333,540
ServiceNow, Inc.(a)	9,375	7,147,500

Columbia Variable Portfolio – Large Cap Index Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Synopsys, Inc.(a)	6,975	3,986,213
Tyler Technologies, Inc.(a)	1,926	818,569
Total		215,825,452
Technology Hardware, Storage & Peripherals 6.0%
Apple, Inc.(c)	663,846	113,836,312
Hewlett Packard Enterprise Co.	59,454	1,054,119
HP, Inc.	39,880	1,205,174
NetApp, Inc.	9,423	989,132
Seagate Technology Holdings PLC	8,911	829,169
Super Micro Computer, Inc.(a)	2,303	2,326,099
Western Digital Corp.(a)	14,829	1,011,931
Total		121,251,936
Total Information Technology		595,990,665
Materials 2.3%
Chemicals 1.5%
Air Products & Chemicals, Inc.	10,167	2,463,159
Albemarle Corp.	5,367	707,049
Celanese Corp., Class A	4,580	787,119
CF Industries Holdings, Inc.	8,738	727,089
Corteva, Inc.	32,095	1,850,919
Dow, Inc.	32,119	1,860,654
DuPont de Nemours, Inc.	19,671	1,508,175
Eastman Chemical Co.	5,365	537,680
Ecolab, Inc.	11,606	2,679,825
FMC Corp.	5,706	363,472
International Flavors & Fragrances, Inc.	11,675	1,003,933
Linde PLC	22,176	10,296,760
LyondellBasell Industries NV, Class A	11,706	1,197,290
Mosaic Co. (The)	14,947	485,180
PPG Industries, Inc.	10,784	1,562,602
Sherwin-Williams Co. (The)	10,770	3,740,744
Total		31,771,650
Construction Materials 0.2%
Martin Marietta Materials, Inc.	2,827	1,735,608
Vulcan Materials Co.	6,077	1,658,535
Total		3,394,143
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.2%
Amcor PLC	66,101	628,621
Avery Dennison Corp.	3,683	822,230
Ball Corp.	14,420	971,331
International Paper Co.	15,825	617,491
Packaging Corp. of America	4,068	772,025
WestRock Co.	11,752	581,136
Total		4,392,834
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	65,582	3,083,665
Newmont Corp.	52,708	1,889,055
Nucor Corp.	11,243	2,224,990
Steel Dynamics, Inc.	6,956	1,031,088
Total		8,228,798
Total Materials		47,787,425
Real Estate 2.3%
Health Care REITs 0.2%
Healthpeak Properties, Inc.	32,376	607,050
Ventas, Inc.	18,403	801,267
Welltower, Inc.	25,312	2,365,153
Total		3,773,470
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	32,262	667,178
Industrial REITs 0.3%
Prologis, Inc.	42,257	5,502,706
Office REITs 0.1%
Alexandria Real Estate Equities, Inc.	7,202	928,410
Boston Properties, Inc.	6,603	431,242
Total		1,359,652
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	13,600	1,322,464
CoStar Group, Inc.(a)	18,676	1,804,102
Total		3,126,566
Columbia Variable Portfolio – Large Cap Index Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Residential REITs 0.3%
AvalonBay Communities, Inc.	6,487	1,203,728
Camden Property Trust	4,883	480,487
Equity Residential	15,785	996,191
Essex Property Trust, Inc.	2,936	718,762
Invitation Homes, Inc.	26,308	936,828
Mid-America Apartment Communities, Inc.	5,338	702,374
UDR, Inc.	13,840	517,755
Total		5,556,125
Retail REITs 0.3%
Federal Realty Investment Trust	3,360	343,123
Kimco Realty Corp.	30,466	597,438
Realty Income Corp.	38,034	2,057,639
Regency Centers Corp.	7,513	454,987
Simon Property Group, Inc.	14,905	2,332,484
Total		5,785,671
Specialized REITs 1.0%
American Tower Corp.	21,320	4,212,619
Crown Castle, Inc.	19,834	2,099,032
Digital Realty Trust, Inc.	13,851	1,995,098
Equinix, Inc.	4,294	3,543,967
Extra Space Storage, Inc.	9,663	1,420,461
Iron Mountain, Inc.	13,354	1,071,125
Public Storage	7,238	2,099,454
SBA Communications Corp.	4,934	1,069,198
VICI Properties, Inc.	47,313	1,409,454
Weyerhaeuser Co.	33,375	1,198,496
Total		20,118,904
Total Real Estate		45,890,272
Utilities 2.2%
Electric Utilities 1.5%
Alliant Energy Corp.	11,670	588,168
American Electric Power Co., Inc.	24,050	2,070,705
Constellation Energy Corp.	14,607	2,700,104
Duke Energy Corp.	35,261	3,410,091
Edison International	17,542	1,240,746
Entergy Corp.	9,671	1,022,031
Evergy, Inc.	10,506	560,810
Common Stocks (continued)
Issuer	Shares	Value ($)
Eversource Energy	15,976	954,886
Exelon Corp.	45,525	1,710,374
FirstEnergy Corp.	23,620	912,204
NextEra Energy, Inc.	93,833	5,996,867
NRG Energy, Inc.	10,325	698,899
PG&E Corp.	97,574	1,635,340
Pinnacle West Capital Corp.	5,186	387,550
PPL Corp.	33,712	928,092
Southern Co. (The)	49,878	3,578,248
Xcel Energy, Inc.	25,237	1,356,489
Total		29,751,604
Gas Utilities 0.0%
Atmos Energy Corp.	6,899	820,084
Independent Power and Renewable Electricity Producers 0.0%
AES Corp. (The)	30,625	549,106
Multi-Utilities 0.6%
Ameren Corp.	12,026	889,443
CenterPoint Energy, Inc.	28,868	822,449
CMS Energy Corp.	13,466	812,539
Consolidated Edison, Inc.	15,788	1,433,708
Dominion Energy, Inc.	38,270	1,882,501
DTE Energy Co.	9,442	1,058,826
NiSource, Inc.	18,907	522,968
Public Service Enterprise Group, Inc.	22,790	1,521,916
Sempra	28,782	2,067,411
WEC Energy Group, Inc.	14,426	1,184,663
Total		12,196,424
Water Utilities 0.1%
American Water Works Co., Inc.	8,905	1,088,280
Total Utilities		44,405,498
Total Common Stocks (Cost $997,462,283)		2,015,937,428

Columbia Variable Portfolio – Large Cap Index Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2024 (Unaudited)
Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(b),(d)	17,876,129	17,872,554
Total Money Market Funds (Cost $17,871,706)		17,872,554
Total Investments in Securities (Cost: $1,015,333,989)		2,033,809,982
Other Assets & Liabilities, Net		(250,345)
Net Assets		2,033,559,637
At March 31, 2024, securities and/or cash totaling $2,812,272 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	74	06/2024	USD	19,641,450	360,949	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	1,771,147	—	(3,013)	241,236	2,009,370	29,776	6,264	4,583
Columbia Short-Term Cash Fund, 5.543%
	16,099,315	24,289,166	(22,515,789)	(138)	17,872,554	762	196,566	17,876,129
Total	17,870,462			241,098	19,881,924	30,538	202,830

(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2024.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Large Cap Index Fund  | First Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7014_12_C01_(05/24)